Schedule of number of class A common share purchase warrants outstanding (Details)	3 Months Ended
Mar. 31, 2026 shares $ / shares
Warrants One [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	2/20/2025
Expiry Date	2/20/2027
Weighted average share price | $ / shares	$ 1.69
Number of warrants, Granted	18,000
Number of warrants outstanding, Beginning balance	18,000
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised
Number of warrants outstanding, Ending balance	18,000
Warrants Two [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	3/7/2025
Expiry Date	3/7/2027
Weighted average share price | $ / shares	$ 1.68
Number of warrants, Granted	11,872
Number of warrants outstanding, Beginning balance	11,872
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised
Number of warrants outstanding, Ending balance	11,872
Warrants Three [member]
IfrsStatementLineItems [Line Items]
Exercise Grand Date	9/29/2025
Expiry Date	9/29/2027
Weighted average share price | $ / shares	$ 2.18
Number of warrants, Granted	575,046
Number of warrants outstanding, Beginning balance	575,046
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised
Number of warrants outstanding, Ending balance	575,046
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants, Granted	604,918
Number of warrants outstanding, Beginning balance	604,918
Number of warrants, Issued
Number of warrants, Expired
Number of warrants, Exercised
Number of warrants outstanding, Ending balance	604,918